Financial Instrument Risk Management - Changes in Allowances for Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt securities
Reconciliation of changes in allowance for expected credit losses
Balance, beginning of year		$ 32
Transfers between stages	$ 0
New originations or purchases	9
Derecognition or maturities	(6)
Net remeasurement	(3)
Write-offs, net of recoveries, and other adjustments	0
Balance, end of year	32
Debt securities | Performing - Stage 1
Reconciliation of changes in allowance for expected credit losses
Balance, beginning of year		30
Transfers between stages	0
New originations or purchases	9
Derecognition or maturities	(6)
Net remeasurement	(3)
Write-offs, net of recoveries, and other adjustments	0
Balance, end of year	30
Debt securities | Performing - Stage 2
Reconciliation of changes in allowance for expected credit losses
Balance, beginning of year		2
Transfers between stages	0
New originations or purchases	0
Derecognition or maturities	0
Net remeasurement	0
Write-offs, net of recoveries, and other adjustments	0
Balance, end of year	2
Debt securities | Impaired - Stage 3
Reconciliation of changes in allowance for expected credit losses
Balance, beginning of year		0
Transfers between stages	0
New originations or purchases	0
Derecognition or maturities	0
Net remeasurement	0
Write-offs, net of recoveries, and other adjustments	0
Balance, end of year	0
Total mortgages and loans
Reconciliation of changes in allowance for expected credit losses
Balance, beginning of year		43
Transfers between stages	0
New originations or purchases	5
Derecognition or maturities	0
Net remeasurement	9
Write-offs, net of recoveries, and other adjustments	0
Balance, end of year	57
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	192	132
Provision for (reversal of) losses		55
Foreign exchange rate movements		5
Allowance account for credit losses of financial assets, ending balance		192
Total mortgages and loans | Performing - Stage 1
Reconciliation of changes in allowance for expected credit losses
Balance, beginning of year		4
Transfers between stages	0
New originations or purchases	5
Derecognition or maturities	0
Net remeasurement	(1)
Write-offs, net of recoveries, and other adjustments	0
Balance, end of year	8
Total mortgages and loans | Performing - Stage 2
Reconciliation of changes in allowance for expected credit losses
Balance, beginning of year		0
Transfers between stages	0
New originations or purchases	0
Derecognition or maturities	0
Net remeasurement	0
Write-offs, net of recoveries, and other adjustments	0
Balance, end of year	0
Total mortgages and loans | Impaired - Stage 3
Reconciliation of changes in allowance for expected credit losses
Balance, beginning of year		39
Transfers between stages	0
New originations or purchases	0
Derecognition or maturities	0
Net remeasurement	10
Write-offs, net of recoveries, and other adjustments	0
Balance, end of year	49
Mortgages
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	80	80
Provision for (reversal of) losses		(2)
Foreign exchange rate movements		2
Allowance account for credit losses of financial assets, ending balance		80
Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	$ 112	52
Provision for (reversal of) losses		57
Foreign exchange rate movements		3
Allowance account for credit losses of financial assets, ending balance		$ 112